ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of accrued expenses and other current liabilities

(in thousands of $)	2013	2012
Interest payable	1,408	1,553
Voyage expenses	761	—
Ship operating expenses	130	—
Trade accounts payable	15	—
Deferred charter hire	—	867
	2,314	2,420